Taxes on Income - Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for vacation	$ 688	$ 779
Accrued severance pay	2,942	2,783
Carryforward tax losses	51,883	59,049
Research and development costs	4,518	5,570
Taxes on undistributed income	(3,394)	(3,082)
Intangible assets	(10,899)	(14,022)
Other	3,132	2,411
Total - Gross	48,870	53,488
Less - valuation allowance	43,422	50,325	$ 45,694	$ 48,228
Total - Net	$ 5,448	$ 3,163